Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000202270 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202270 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202270 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	28.00%
C000202270 | B
Holdings [Line Items]
Percent of Total Investments	55.10%
C000202270 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202270 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202270 | NR
Holdings [Line Items]
Percent of Total Investments	4.60%
C000202270 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	95.10%
C000202270 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202270 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202270 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202270 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202270 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202270 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202270 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202268 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202268 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202268 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	28.00%
C000202268 | B
Holdings [Line Items]
Percent of Total Investments	55.10%
C000202268 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202268 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202268 | NR
Holdings [Line Items]
Percent of Total Investments	4.60%
C000202268 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	95.10%
C000202268 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202268 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202268 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202268 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202268 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202268 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202268 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202269 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202269 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202269 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	28.00%
C000202269 | B
Holdings [Line Items]
Percent of Total Investments	55.10%
C000202269 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202269 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202269 | NR
Holdings [Line Items]
Percent of Total Investments	4.60%
C000202269 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	95.10%
C000202269 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202269 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202269 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202269 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202269 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202269 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202269 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202272 | A
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202272 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	7.10%
C000202272 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	28.00%
C000202272 | B
Holdings [Line Items]
Percent of Total Investments	55.10%
C000202272 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202272 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202272 | NR
Holdings [Line Items]
Percent of Total Investments	4.60%
C000202272 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	95.10%
C000202272 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202272 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202272 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202272 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202272 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202272 | Warrants
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202272 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%